BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

NOTE 4 – BUSINESS ACQUISITIONS

SEO Butler Acquisition

On October 6, 2022, the Company entered into a Share Purchase Agreement (“Share Purchase Agreement”) with i2W Ltd, a company incorporated and registered in England and Wales (“Seller”), and Jonathan Kiekbusch, Ezekiel Daldy, and Lyndsay Kiekbusch, shareholders of the Seller (collectively, the “Guarantors”), for the purchase of all of the issued share capital (“Sale Shares”) of SEO Butler Limited, a company incorporated and registered in England and Wales (“SEO Butler”) (the “SEO Butler Acquisition”). Seller is the owner of the legal and beneficial title to the Sale Shares of SEO Butler, which operates as a productized service business operated via the seobutler.com website and the custom build order management system on orders.seobutler.com and under the SEOButler and PBNButler names. The Guarantors have agreed to guarantee to the Company the due and punctual performance, observance and discharge by the Seller of all the Guaranteed Obligations (as defined in the Share Purchase Agreement) if and when they become performable or due under the Share Purchase Agreement.

Pursuant to the Share Purchase Agreement, and on the terms and subject to the conditions contained therein, at the closing, the Company purchased the Sale Shares from the Seller, all as more fully described in the Share Purchase Agreement. The aggregate purchase price paid by the Company was $950,000. The transaction closed on October 13, 2022. The acquisition of SEO Butler is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date.

The aggregate preliminary fair value of consideration for the SEO Butler Acquisition was as follows:

Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	950,000
Total preliminary consideration transferred	$950,000

The following information summarizes the preliminary allocation of the fair values assigned to the assets acquired at the acquisition date:

Schedule Of Recognized Identified Assets Acquired And Liabilities
Cash Acquired	$38,587
Other Current assets	14,858
Website domains	70,000
Customer relationships	322,000
Trademarks and Trade Names	90,000
Non-Compete agreement	30,000
Goodwill	407,888
Accounts payable and other accrued liabilities	(2,205)
Deferred revenue	(21,128)
Net assets acquired	$950,000

From the period of acquisition of SEO Butler through December 31, 2022, the Company generated total revenue and net income of $144,785 and $52,727, respectively.

BCP Media Acquisition

On October 13, 2022, the Company entered into an Asset Sale and Purchase Agreement (“BCP Asset Purchase Agreement”) with BCP Media, Inc., a Florida corporation (“BCP Media”), and Caitlin Pyle and Cody Lister, principals of BCP Media.

Pursuant to the BCP Asset Purchase Agreement, the Company purchased from BCP Media, substantially all the Proofreading Business (defined below) assets of BCP Media and assigned the acquired assets to the Company, which, pursuant to the BCP Asset Purchase Agreement and certain ancillary agreements, will operate the business of online proofreading training (the “Proofreading Business”) via the following websites: ProofreadAnywhere.com, WorkAtHomeSchool.com, and WorkYourWay2020.com.

Pursuant to the BCP Asset Purchase Agreement, and subject to the terms and conditions contained therein, BCP Media sold to the Company the purchased assets, all as more fully described in the BCP Asset Purchase Agreement. The purchase price was paid as follows: $4,499,000, plus a warrant to purchase up to 20,000 shares of the Company’s common stock at the price of $4.75 per share (the “Warrant”), with $2,100,000 paid in cash at the closing and $2,399,000 paid via a promissory note (the “BCP Note”).

The BCP Note was made by the Company to BCP Media. The BCP Note has the principal sum of $2,399,000 (the “Loan Amount”) and it matures on the one year anniversary from the date of the BCP Note (the “Maturity Date”). Interest on the outstanding principal balance of, and all other sums owing under the Loan Amount, is three percent (3%) (the “Interest Rate”), compounded annually. Upon the occurrence of an Event of Default (as defined in the BCP Note), the Interest Rate automatically increases to the rate of eight percent (8%) per annum, compounded annually. The Loan Amount is payable as follows: (i) commencing on the date that is thirty (30) days from the date of the BCP Note, and continuing monthly on such same day thereafter, the Company shall make an interest only payment to BCP Media equal to $5,997.50 per month; and (ii) the entire Loan Amount, together with all accrued but unpaid interest thereon, shall be due and payable on the Maturity Date.

The acquisition of BCP Media assets is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date.

The aggregate preliminary fair value of consideration for the BCP Media acquisition was as follows:

Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	2,100,000
Notes payable issued to seller	2,399,000
Warrants to purchase common shares issued to seller	60,000
Total preliminary consideration transferred	$4,559,000

The following information summarizes the preliminary allocation of the fair values assigned to the assets acquired at the acquisition date:

Schedule Of Recognized Identified Assets Acquired And Liabilities
Website domains	$220,000
Customer relationships	813,000
Trademarks and Trade Names	330,000
Non-Compete agreement	80,000
Goodwill	3,116,000
Net assets acquired	$4,559,000

From the period of acquisition of BCP Media through December 31, 2022, the Company generated total revenue and net income of $681,413 and $167,253, respectively.

BWPS Acquisition

On October 3, 2022, the Company entered into an Asset Purchase Agreement (“Asset Purchase Agreement”) with Hoang Huu Thinh, an individual (“ Hoang”). Pursuant to the Asset Purchase Agreement, the Company will purchase from Hoang, substantially all of the Seller’s assets utilized in the operation of the business of providing a suite of optimization, customization, privacy and security products and services for WordPress websites (“WordPress Websites Business”), with the core Business offerings consisting of (i) the WordPress plugin known as PREVENT DIRECT ACCESS available via the website preventdirectaccess.com, and (ii) the WordPress plugin known as PASSWORD PROTECT WORDPRESS available via the website passwordprotectwp.com.

Pursuant to the Asset Purchase Agreement, and subject to the terms and conditions contained therein, at the closing, Hoang agreed to sell to Onfolio, LLC the WordPress Websites Business, all as more fully described in the Asset Purchase Agreement. The aggregate purchase price for the WordPress Websites Business is as follows: (i) $1,250,000 paid in cash at the closing and $4,000,000 paid via a promissory note to be made by Onfolio, LLC payable to Hoang after the performance of certain obligations by Hoang and others as provided for in the Asset Purchase Agreement; and (ii) up to $60,000 in cash pursuant to the earn-out provisions of the Asset Purchase Agreement. The transaction closed on October 25, 2022. The acquisition of BWPS assets is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date.

The aggregate preliminary fair value of consideration for the BWPS acquisition was as follows:

Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	1,250,000
Notes payable issued to seller	40,000
Contingent liability for earn-out provision	60,000
Total preliminary consideration transferred	$1,350,000

The following information summarizes the preliminary allocation of the fair values assigned to the assets acquired at the acquisition date:

Schedule Of Recognized Identified Assets Acquired And Liabilities
Website domains	$130,000
Customer relationships	482,000
Trademarks and Trade Names	50,000
Non-Compete agreement	30,000
Goodwill	658,000
Net assets acquired	$1,350,000

From the period of acquisition of BWPS through December 31, 2022, the Company generated total revenue and net loss of $18,622 and $15,632, respectively.

Unaudited Pro Forma Financial Information

The following table sets forth the pro-forma consolidated results of operations for the year ended December 31, 2022 and 2021 as if the BCP Media, BWPS, and SEO Butler acquisitions occurred on January 1, 2021. The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.

	Year ended December 31,
	2022	2021
Revenue	$5,469,361	$6,291,649
Operating loss	(3,029,332)	(1,485,459)
Net loss	(3,165,942)	(1,278,558)
Net loss per common share	$(0.96)	$(0.05)
Weighted Average common shares outstanding	3,285,934	2,080,733